Capital Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments with Present Value

The following is a schedule of the future minimum lease payments under capital leases, together with the present value of such payments as of December 31, 2012 (in thousands):

2013	$6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708

Total future minimum lease payments	19,601
Less: Imputed interest	—

Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)

$12,917

Capitalized Amounts of Building, Machinery and Equipment and Computer Equipment

At December 31, 2012, the capitalized amounts of the building, machinery and equipment and computer equipment under capital leases were as follows (in thousands):

Machinery, laboratory equipment and tooling	$33,096
Computer equipment	633
Furniture and fixtures	210
Vehicles	39
Leasehold improvements	—

33,978
Less: Accumulated amortization	(4,351)

$29,627